Share-based payments - Share Options Fair Value Assumptions (Details)	6 Months Ended
	Jun. 30, 2022 yr $ / shares	Jun. 30, 2021 yr $ / shares
Share-Based Payment Arrangements [Abstract]
Fair value per share (in USD per share)	$ 3.89	$ 12.38
Exercise price (in USD per share)	$ 5.52	$ 4.7
Volatility	64.65%	58.10%
Duration | yr	10	10